Discontinued operations and assets held for sale - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operation, net of tax	$ 31,567	$ 9,213
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Administrative expenses	916	(420)
Impairment loss	34,065	9,633
Tax credit	(3,414)
Loss from discontinued operation, net of tax	$ 31,567	$ 9,213